METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CT 06002-2910

May 5, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Eleven for Variable Annuities
    File Nos. 333-152259/811-21262
    (PrimElite II)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and one Statement of Additional Information ("SAI"), each dated May 1, 2010, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 8, 2010.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,

/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life Insurance Company